RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2025	2024
Operations		29	$42
Credit obligations		51	37
Development projects		1	6
Total		81	85
Less: non-current	23	(60)	(46)
Current		$21	$39